Private Placement - Additional Information (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 18, 2022	Mar. 31, 2022	Dec. 31, 2022
Proceeds from issuance of warrants		$ 6,440,000	$ 6,440,000
Common Class A [Member] | Private Placement Warrants [Member]
Class of warrant or right, number of securities called by each warrant or right	1
Class of warrant or right, exercise price of warrants or rights	$ 11.5
Common Class A [Member] | Private Placement [Member]
Class of warrant or right, number of securities called by each warrant or right	1
The Sponsor And Sponsor Co Investor [Member] | Private Placement [Member] | Private Placement Warrants [Member]
Class of warrant or right warrants issued during period warrants	13,550,000
Class of warrant or right warrants issued during period price per warrant	$ 1
Proceeds from issuance of warrants	$ 13,550,000